Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
August 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH THAT REQUEST WAS DENIED ON MAY 8, 2003 FOR HOLDINGS 4 THROUGH 9 OF
THIS AMENDED FILING AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
MAY 15, 2003 FOR THOSE HOLDINGS 1 THROUGH 3 OF THIS AMENDED FILING.

Check here if Amendment ( X );  Amendment Number: 5
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           May 22, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:         $      166,385
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WTR WKS INC           COM              030411102       43     1000 SH       DEFINED 03               1000        0        0
DREYERS GRAND ICE CREAM INC    COM              261878102     1374    20000 SH       DEFINED 03              20000        0        0
TICKETMASTER                   CL B             88633P203        2      100 SH       DEFINED 03                100        0        0
GOLDEN ST BANCORP INC          COM              381197102     2538    70000 SH       DEFINED 03              70000        0        0
HOTELS COM                     COM              44147T108        4      100 SH       DEFINED 03                100        0        0
IMMUNEX CORP NEW               COM              452528102    82621  3700000 SH       DEFINED 03            3700000        0        0
PENNZOIL-QUAKER STATE COMPAN   COM              709323109     5383   250000 SH       DEFINED 03             250000        0        0
TRIGON HEALTHCARE INC          COM              89618L100    40232   400000 SH       DEFINED 03             400000	  0	   0
TRW INC                        COM              872649108    34188   600000 SH       DEFINED 03             600000        0        0